Equity Incentive Plan - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		2 Months Ended		12 Months Ended
	Apr. 20, 2026		Jun. 30, 2026		Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Outstanding, Ending Balance			6,641,885
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Shares Outstanding, Beginning Balance			6,641,885	[1]	6,086,289
Granted			1,383,690		1,758,243
Exercises			(440,896)		(645,562)
Forfeitures and cancellations			0		(301,202)
Number of Shares Outstanding, Ending Balance	6,641,885	[1]	7,584,679		6,897,768	6,086,289
Number of Shares Exercisable , Ending Balance	3,708,578				3,797,111
Weighted Average Exercise Price, Beginning Balance			$ 6.81	[1]	$ 25.2
Weighted Average Exercise Price, Granted			17.85		14.87
Weighted Average Exercise Price, Exercised			5.88		19.95
Weighted Average Exercise Price, Forfeitures and cancellations			0		18.47
Weighted Average Exercise Price, Ending Balance	$ 6.81	[1]	$ 8.88		23.35	$ 25.2
Weighted Average Exercise Price, Exercisable Ending Balance	$ 7.02				$ 27.33
Weighted-Average Remaining Contractual Term in years	7 years 1 month 20 days	[1]	7 years 6 months 18 days		6 years 11 months 4 days	7 years 7 months 17 days
Weighted average remaining contractual term, Exercisable			6 years 1 month 24 days		6 years 1 month 2 days
Aggregate Intrinsic Value, Outstanding	$ 78,934	[1]	$ 85,742		$ 180,434		$ 534
Aggregate Intrinsic Value, Exercisable			$ 49,037		$ 87,426

[1]	As part of the Spin-Off, 6,641,885 substitute options were issued related to options from the AnaptysBio Equity Plan.